Investments in Associates (Details)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Insightec Ltd [Member]
Disclosure of associates [line items]
Company name	Insightec Ltd
Country	USA
Interest of holding (percentage)		25.00%
Gamida Ltd [Member]
Disclosure of associates [line items]
Company name	Gamida Ltd
Country	Israel
Interest of holding (percentage)		18.00%
PC [Member]
Disclosure of associates [line items]
Company name	PC
Country	Netherlands
Interest of holding (percentage)	44.90%	44.90%